Financial Instruments - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable US Treasury Rate Margin Percentage	0.50%
Debt Instrument Callable Government Bond Rate Margin Percentage	0.20%
Notes And Other Debt At 5.28 2012-2018 [Member]
Debt Instrument [Line Items]
Long Term Debt Weighted Average Maturity	4 years
Notes And Other Debt At 6.51 2021-2036 [Member]
Debt Instrument [Line Items]
Long Term Debt Weighted Average Maturity	17 years
Foreign currency notes and other foreign currency debt with a weighted average interest rate 2.48 2014-2016 [Member]
Debt Instrument [Line Items]
Long Term Debt Weighted Average Maturity	3 years